                        SMITH BARNEY
         CORPORATE TRUST COMPANY

          PROSPECTUS AS OF MARCH 15, 2001

      SHORT-TERM
         INVESTMENT FUNDS
      ------------------------------------
                                                       Money Market Fund
                                                   Prime Obligation Fund

        CLASS C

                                          The Securities and Exchange
                                          Commission has not approved or
                                          disapproved these securities or
                                          passed upon the adequacy of this
                                          prospectus. Any representation to
                                          the contrary is a criminal offense.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     MORE INFORMATION ABOUT RISK..........................................6
     INVESTMENT ADVISER...................................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE SEI DAILY INCOME TRUST...Back
     Cover

                                                                    Prospectus 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 Prospectus

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    Prospectus 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%

BEST QUARTER                                        WORST QUARTER
1.28%                                               1.07%
(12/31/1997)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.30%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND -- CLASS C SHARES       4.61%           4.99%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 17, 1995.

Please call 1-800-342-5734 to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.89%
                                                        ------
Total Annual Fund Operating Expenses                     0.91%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       MONEY MARKET FUND -- CLASS C SHARES           0.68%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class C
 Shares                          $93     $290     $504     $1,120

4 Prospectus

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    Prospectus 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%

BEST QUARTER                                        WORST QUARTER
1.27%                                               1.07%
(12/31/1997)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.32%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS C SHARES   4.66%           4.89%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS APRIL 30, 1996.

Please call 1-800-342-5734 to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.72%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.74%
  Fee Waivers and Expense Reimbursements                 0.04%
                                                        ------
NET EXPENSES                                             0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 C Shares                        $72     $224     $390      $871

6 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management "), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal period ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    Prospectus 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please contact your broker or financial institution.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Money Market Fund's NAV is calculated once each Business Day at 4:30 p.m. Eastern time and the Prime Obligation Fund calculates its NAV at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund Share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

8 Prospectus

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-342-5734. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    Prospectus 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 Prospectus

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     NET
                                                                   REALIZED
                                                                     AND                                       NET
                                                                  UNREALIZED                 DISTRIBUTIONS    ASSET
                                          NET ASSET                 GAINS     DISTRIBUTIONS      FROM         VALUE
                                            VALUE        NET       (LOSSES)     FROM NET       REALIZED        END
                                          BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL         OF        TOTAL
                                          OF PERIOD     INCOME    SECURITIES     INCOME          GAINS        PERIOD      RETURN
                                          ----------  ----------  ----------  -------------  -------------  ----------  ----------
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $1.00       $0.05     $     --       $ (0.05)     $       --      $1.00        4.66%
    1999................................     1.00        0.05           --         (0.05)             --       1.00        4.97
    1998................................     1.00        0.05           --         (0.05)             --       1.00        5.12
    1997................................     1.00        0.05           --         (0.05)             --       1.00        4.92
    1996(1).............................     1.00        0.04           --         (0.04)             --       1.00        3.79+
----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $1.00       $0.05     $     --       $ (0.05)     $       --      $1.00        4.72%
    1999................................     1.00        0.05           --         (0.05)             --       1.00        4.96
    1998................................     1.00        0.05           --         (0.05)             --       1.00        5.06
    1997(2).............................     1.00        0.04           --         (0.04)             --       1.00        4.85
    1995(3).............................     1.00        0.03           --         (0.03)             --       1.00        2.55+

                                                                                 RATIO OF    RATIO OF
                                                                                 EXPENSES      NET
                                                                     RATIO OF       TO      INVESTMENT
                                                                       NET       AVERAGE      INCOME
                                                         RATIO OF   INVESTMENT     NET      TO AVERAGE
                                           NET ASSETS    EXPENSES     INCOME      ASSETS    NET ASSETS
                                             END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                                          PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                                          ------------  ----------  ----------  ----------  ----------

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $179,565       0.68%       4.61%       0.91%       4.38%
    1999................................     132,831       0.68        4.84        0.89        4.63
    1998................................      86,922       0.68        5.02        0.92        4.78
    1997................................      30,528       0.66        4.84        0.92        4.58
    1996(1).............................       2,460       0.70        5.17        0.96        4.91
-------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $501,789       0.70%       4.68%       0.74%       4.64%
    1999................................     351,881       0.70        4.82        0.75        4.77
    1998................................     207,908       0.70        5.02        0.76        4.96
    1997(2).............................       4,332       0.70        4.79        0.74        4.75
    1995(3).............................          --       0.70        2.79        0.77        2.72

 + Returns are for the period indicated and have not been annualized.
(1) Money Market Class C shares were offered beginning May 17, 1995. All ratios for that period have been annualized.
(2) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.
(3) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.

                                  SMITH BARNEY
                            CORPORATE TRUST COMPANY

       These Short-Term Investment Funds ("Funds") are portfolios of the SEI Daily Income Trust and are offered in conjunction with Smith Barney Corporate Trust Company to afford a convenient range of investment choices to investors.

       The Statement of Additional Information (SAI) dated May 31, 2000, includes additional information about the Funds. The SAI is on file with the Securities and Exchange Commission and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

       Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

       You can obtain a free copy of the Funds' SAI and/or free copies of the Funds' most recent annual or semi-annual report by calling 1-800-342-5734. You may also call 1-800-342-5734 to request other information about the Funds or to make shareholder inquires.

       Information about the Funds (SAI, annual and semi-annual reports) can be reviewed and copied from the EDGAR Database on the SEC's website ("http:// www.sec.gov") or at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

       The Trust's Investment Company Act registration number is
       811-3451.

       The Funds are not FDIC Insured, maintain no bank guarantee, and may lose value.